10. OTHER EXPENSES - Other Expenses (Details) (123113 Annual Restatement [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other expenses	$ 7,254	$ 6,411
Computer and Internet [Member]
Other expenses	4,846	4,060
Telephone [Member]
Other expenses	1,281	1,214
Other Expenses
Other expenses	$ 1,127	$ 1,137